CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Income And Comprehensive Income [Abstract]
NET LOSS	$ (1,293)	$ (1,659)	$ (3,193)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized loss on marketable securities	(351)
Defined benefit pension plan adjustment	(28)	20	(17)
Foreign currency translation adjustment	224	66	(332)
Other comprehensive income (loss)	(155)	86	(349)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (1,448)	$ (1,573)	$ (3,542)